UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.6%
108,800	Lear Corp.	$1,929,024

Leisure Equipment & Products - 1.4%
209,800	Hasbro Inc.	4,426,780

Media - 9.8%
107,500	Clear Channel Communications Inc.	3,118,575
466,200	Interpublic Group of Cos. Inc.*	4,456,872
283,400	News Corp., Class A Shares	4,707,274
179,100	News Corp., Class B Shares	3,144,996
314,600	Pearson PLC	4,366,405
314,800	Time Warner Inc.	5,285,492
226,500	Walt Disney Co.	6,317,085

	Total Media	31,396,699

Specialty Retail - 1.3%
101,700	Home Depot Inc.	4,301,910

	TOTAL CONSUMER DISCRETIONARY	42,054,413

CONSUMER STAPLES - 6.7%
Beverages - 0.6%
27,700	Molson Coors Brewing Co., Class B Shares	1,900,774

Food & Staples Retailing - 3.1%
10,971	FHC Delaware Inc. (a)(b)*	52,112
188,500	Safeway Inc.	4,735,120
105,500	Wal-Mart Stores Inc.	4,983,820

	Total Food & Staples Retailing	9,771,052

Food Products - 2.8%
107,800	Kraft Foods Inc., Class A Shares	3,267,418
220,600	Unilever PLC	2,259,869
85,600	Unilever PLC, Sponsored ADR	3,515,592

	Total Food Products	9,042,879

Household Products - 0.2%
13,300	Kimberly-Clark Corp.	768,740

	TOTAL CONSUMER STAPLES	21,483,445

ENERGY - 10.2%
Energy Equipment & Services - 4.3%
48,700	Baker Hughes Inc.	3,331,080
40,700	GlobalSantaFe Corp.	2,472,525
70,900	Halliburton Co.	5,177,118
21,500	Schlumberger Ltd.	2,721,255

	Total Energy Equipment & Services	13,701,978

Oil, Gas & Consumable Fuels - 5.9%
38,500	Anadarko Petroleum Corp.	3,888,885
9,700	BP PLC, Sponsored ADR	668,718
42,800	Chevron Corp.	2,481,116
27,000	ConocoPhillips	1,705,050
44,600	Exxon Mobil Corp.	2,714,356
89,800	Murphy Oil Corp.	4,473,836
140,200	Williams Cos. Inc.	2,998,878

	Total Oil, Gas & Consumable Fuels	18,930,839

	TOTAL ENERGY	32,632,817

FINANCIALS - 20.7%
Capital Markets - 3.9%
16,980	Ameriprise Financial Inc.	765,119
6,500	Goldman Sachs Group Inc.	1,020,240

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Capital Markets - 3.9% (continued)
93,300	Merrill Lynch & Co. Inc.	$7,348,308
56,900	State Street Corp.	3,438,467

	Total Capital Markets	12,572,134

Commercial Banks - 4.1%
141,264	Bank of America Corp.	6,433,162
442	Mitsubishi UFJ Financial Group Inc.	6,771,352

	Total Commercial Banks	13,204,514

Consumer Finance - 1.4%
84,900	American Express Co.	4,461,495

Diversified Financial Services - 2.5%
193,756	JPMorgan Chase & Co.	8,068,000
5,400	Thomas Weisel Partners Group Inc.*	118,260

	Total Diversified Financial Services	8,186,260

Insurance - 5.3%
36,300	Ambac Financial Group Inc.	2,889,480
62,700	American International Group Inc.	4,143,843
54,100	Chubb Corp.	5,163,304
143,200	CNA Surety Corp.*	2,395,736
28,000	Hartford Financial Services Group Inc.	2,255,400

	Total Insurance	16,847,763

Thrifts & Mortgage Finance - 3.5%
55,200	MGIC Investment Corp.	3,677,976
163,000	PMI Group Inc.	7,484,960

	Total Thrifts & Mortgage Finance	11,162,936

	TOTAL FINANCIALS	66,435,102

HEALTH CARE - 14.0%
Biotechnology - 1.2%
28,500	Amgen Inc.*	2,073,375
256,400	Aphton Corp.*	37,178
138,914	Enzo Biochem Inc.*	1,875,339

	Total Biotechnology	3,985,892

Pharmaceuticals - 12.8%
150,400	Abbott Laboratories	6,387,488
57,300	Eli Lilly & Co.	3,168,690
89,200	GlaxoSmithKline PLC, Sponsored ADR	4,666,052
101,700	Johnson & Johnson	6,022,674
134,500	Novartis AG, Sponsored ADR	7,456,680
251,800	Pfizer Inc.	6,274,856
141,000	Wyeth	6,841,320

	Total Pharmaceuticals	40,817,760

	TOTAL HEALTH CARE	44,803,652

INDUSTRIALS - 9.4%
Aerospace & Defense - 5.3%
45,100	Boeing Co.	3,514,643
163,500	Honeywell International Inc.	6,992,895
140,600	Raytheon Co.	6,445,104

	Total Aerospace & Defense	16,952,642

Airlines - 1.7%
301,700	Southwest Airlines Co.	5,427,583

Machinery - 2.4%
81,400	Caterpillar Inc.	5,845,334

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Machinery - 2.4% (continued)
22,400	Deere & Co.	$1,770,720

	Total Machinery	7,616,054

	TOTAL INDUSTRIALS	29,996,279

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 4.9%
355,700	Cisco Systems Inc.*	7,708,019
183,200	Motorola Inc.	4,197,112
181,500	Nokia Oyj, Sponsored ADR	3,760,680

	Total Communications Equipment	15,665,811

Computers & Peripherals - 0.1%
35,200	Sun Microsystems Inc.*	180,576

Electronic Equipment & Instruments - 1.3%
110,500	Agilent Technologies Inc.*	4,149,275
31,000	International DisplayWorks Inc.*	203,050

	Total Electronic Equipment & Instruments	4,352,325

Internet Software & Services - 0.1%
13,500	VeriSign Inc.*	323,865

Semiconductors & Semiconductor Equipment - 5.6%
210,500	Applied Materials Inc.	3,685,855
94,600	Novellus Systems Inc.*	2,270,400
12,300	Samsung Electronics Co., Ltd., GDR (c)	4,019,025
449,109	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	4,518,037
106,300	Texas Instruments Inc.	3,451,561

	Total Semiconductors & Semiconductor Equipment	17,944,878

Software - 2.0%
239,300	Microsoft Corp.	6,511,353

	TOTAL INFORMATION TECHNOLOGY	44,978,808

MATERIALS - 6.7%
Chemicals - 2.8%
90,600	Dow Chemical Co.	3,678,360
125,600	E.I. du Pont de Nemours & Co.	5,301,576

	Total Chemicals	8,979,936

Metals & Mining - 2.5%
137,800	Alcoa Inc.	4,211,168
63,100	RTI International Metals Inc.*	3,461,035
94,700	WGI Heavy Minerals Inc.*	113,646

	Total Metals & Mining	7,785,849

Paper & Forest Products - 1.4%
63,100	Weyerhaeuser Co.	4,570,333

	TOTAL MATERIALS	21,336,118

TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
269,200	Vodafone Group PLC, Sponsored ADR	5,626,280

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $246,550,376)	$309,346,914

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 3.2%
Repurchase Agreement - 3.2%
$10,256,000	Interest in $387,994,000 joint tri-party repurchase agreement dated 3/31/06 with Morgan Stanley, 4.800% due 4/3/06; Proceeds at maturity- $10,260,102; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 4/20/16 to 12/22/25; Market value- $10,506,654) (Cost - $10,256,000)	10,256,000

	TOTAL INVESTMENTS - 99.8% (Cost - $256,806,376#)	319,602,914
	Other Assets in Excess of Liabilities - 0.2%	559,173

	TOTAL NET ASSETS - 100.0%	$320,162,087

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Variable All Cap Portfolio (the “Fund”), is a separate diversified investment fund of the Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Prior to May 1, 2006, the Fund was named Salomon Brothers Variable All Cap Fund and the Company was named Salomon Brothers Variable Series Funds Inc.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,758,294
Gross unrealized depreciation	(6,961,756)

Net unrealized appreciation	$62,796,538

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date May 30, 2006